Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
COMMON STOCKS - 98.57%
Consumer Discretionary - 10.87%
Acushnet Holdings Corp.	3,000	$ 77,160
Adient PLC*	11,400	103,398
Barnes & Noble Education, Inc.*	67,900	92,344
Chico’s FAS, Inc.	128,300	165,507
Dana, Inc.	25,100	196,031
GameStop Corp., Class A+	40,700	142,450
Hibbett Sports, Inc.*+	24,400	266,814
K12, Inc.*	5,700	107,502
Lithia Motors, Inc., Class A+	800	65,432
Meritage Homes Corp.*	2,500	91,275
Michaels Cos., Inc. (The)*+	73,100	118,422
Murphy USA, Inc.*	4,200	354,312
Office Depot, Inc.	154,300	253,052
RH*+	500	50,235
Shoe Carnival, Inc.+	17,100	355,167
Sleep Number Corp.*	2,400	45,984
Standard Motor Products, Inc.	8,500	353,345

		2,838,430

Consumer Staples - 1.65%
United Natural Foods, Inc.*+	46,900	430,542

Energy - 4.93%
Arch Coal, Inc., Class A+	6,100	176,290
Comstock Resources, Inc.*+	94,500	509,355
Covia Holdings Corp.*	75,800	43,312
CVR Energy, Inc.+	6,500	107,445
World Fuel Services Corp.	17,900	450,722

		1,287,124

Financials - 27.98%
Argo Group International Holdings, Ltd.	9,135	338,543
Artisan Partners Asset
Management, Inc., Class A	17,000	365,330
Brookline Bancorp, Inc.	8,000	90,240
CVB Financial Corp.	16,000	320,800
Enstar Group, Ltd.*	2,700	429,435
Essent Group, Ltd.	10,900	287,106
First BanCorp Puerto Rico	46,800	248,976
Fulton Financial Corp.+	31,500	361,935
GAMCO Investors, Inc., Class A	8,700	95,613
HarborOne Bancorp, Inc.*	49,700	374,241
HomeStreet, Inc.	8,100	180,063
Independence Holding Co.	13,100	334,836

Industry Company	Shares	Value

Financials (continued)
INTL. FCStone, Inc.*	2,200	$ 79,772
James River Group Holdings, Ltd.	11,400	413,136
LCNB Corp.	9,500	119,700
National General Holdings Corp.	25,000	413,750
National Western Life
Group, Inc., Class A	1,900	326,800
Nelnet, Inc., Class A	10,400	472,264
OFG Bancorp	28,900	323,102
Piper Sandler Cos.	6,700	338,819
Provident Financial Services, Inc.	11,800	151,748
Selective Insurance Group, Inc.	6,200	308,140
Stifel Financial Corp.	8,500	350,880
TriCo Bancshares	3,200	95,424
Walker & Dunlop, Inc.	2,600	104,702
Waterstone Financial, Inc.	8,300	120,682
Western New England
Bancorp, Inc.	39,000	263,640

		7,309,677

Health Care - 7.83%
AMAG Pharmaceuticals, Inc.*+	53,800	332,484
CASI Pharmaceuticals, Inc.*	144,100	293,964
Lannett Co., Inc.*	29,700	206,415
National HealthCare Corp.	7,400	530,802
Owens & Minor, Inc.+	46,000	420,900
TherapeuticsMD, Inc.*+	246,500	261,290

		2,045,855

Industrials - 10.73%
ABM Industries, Inc.	14,400	350,784
Arcosa, Inc.	3,800	151,012
BMC Stock Holdings, Inc.*	8,300	147,159
Brady Corp., Class A	9,400	424,222
Builders FirstSource, Inc.*	4,100	50,143
Daseke, Inc.*	94,200	131,880
EMCOR Group, Inc.	3,500	214,620
GMS, Inc.*	3,900	61,347
Hawaiian Holdings, Inc.+	13,400	139,896
SkyWest, Inc.	10,200	267,138
Titan Machinery, Inc.*	24,500	212,905
TriMas Corp.*	6,200	143,220
Triton International, Ltd./Bermuda	5,600	144,872
Triumph Group, Inc.+	9,600	64,896

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Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Industrials (continued)
Veritiv Corp.*	25,500	$ 200,430
Willis Lease Finance Corp.*	3,700	98,420

		2,802,944

Information Technology - 10.48%
Amkor Technology, Inc.*	49,700	387,163
Benchmark Electronics, Inc.	6,200	123,938
Cardtronics PLC, Class A*+	2,700	56,484
Methode Electronics, Inc.	5,300	140,079
PC Connection, Inc.	6,200	255,502
Sanmina Corp.*	17,400	474,672
Sykes Enterprises, Inc.*	15,900	431,208
Tech Data Corp.*	3,100	405,635
TTM Technologies, Inc.*+	44,800	463,232

		2,737,913

Materials - 5.98%
Commercial Metals Co.	29,400	464,226
Innospec, Inc.	4,800	333,552
Stepan Co.	3,800	336,148
Verso Corp., Class A*	18,400	207,552
Warrior Met Coal, Inc.	20,700	219,834

		1,561,312

Real Estate - 14.44%
Armada Hoffler Properties, Inc.	23,500	251,450
First Industrial Realty Trust, Inc.	10,900	362,207
Getty Realty Corp.	16,600	394,084
Gladstone Commercial Corp.	18,200	261,352
Industrial Logistics
Properties Trust	19,597	343,731
Kennedy-Wilson Holdings, Inc.	3,500	46,970
Monmouth Real Estate
Investment Corp.	35,100	422,955
National Health Investors, Inc.	6,600	326,832
Newmark Group, Inc., Class A	8,800	37,400
Physicians Realty Trust	23,700	330,378
Realogy Holdings Corp.+	48,200	145,082
Retail Opportunity
Investments Corp.	20,600	170,774
STAG Industrial, Inc.	11,800	265,736
Terreno Realty Corp.	8,000	414,000

		3,772,951

Utilities - 3.68%
Atlantic Power Corp.*	207,700	444,478

Industry Company		Shares	Value

Utilities (continued)
Ormat Technologies, Inc.		2,700	$ 182,682
Southwest Gas Holdings, Inc.		4,800	333,888

			961,048

TOTAL COMMON STOCKS - 98.57%			25,747,796

(Cost $36,574,758)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.43%
Fidelity Investments Money Market Government Portfolio Class I	0.30%	373,743	373,743

TOTAL MONEY MARKET FUND - 1.43%			373,743

(Cost $373,743)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.47%
Fidelity Investments Money Market Government Portfolio Class I**	0.30%	1,430,186	1,430,186

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.47%			1,430,186

(Cost $1,430,186)

TOTAL INVESTMENTS - 105.47%			$27,551,725
(Cost $38,378,687)
Liabilities in Excess of Other Assets - (5.47%)			(1,429,134)

NET ASSETS - 100.00%			$26,122,591

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of March 31, 2020.
^	Rate disclosed as of March 31, 2020.
+

This security or a portion of the security is out on loan as of March 31, 2020. Total loaned securities had a value of $4,010,054 as of March 31, 2020. See Note 2 for disclosure of cash and non-cash collateral.

PLC - Public Limited Company

2	Quarterly Report | March 31, 2020 (Unaudited)

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Summary of inputs used to value the Fund’s investments as of 03/31/2020:

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,747,796	$ —	$—	$25,747,796
Money Market Fund	—	373,743	—	373,743
Investments Purchased with Cash Proceeds from Securities Lending	—	1,430,186	—	1,430,186

TOTAL	$25,747,796	$1,803,929	$—	$27,551,725

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